Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Other Comprehensive (Loss) Income

Year ended December 31 (millions of dollars)	2023	2022
(Loss) gain on cash flow hedges (interest-rate swap agreements) (Notes 5, 17)[1]	(5)	10
(Loss) gain on transfer of other post-employment benefits (OPEB) (Note 19)	(9)	2
Other	—	11
	(14)	23
[1] Includes $2 million after-tax realized gain (2022 - $2 million gain) and $2 million before-tax realized gain (2022 - $3 million) on cash flow hedges reclassified to financing charges.